Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net

4. Accounts Receivable, Net

It is a condition of time charter parties that payments of hire are received monthly in advance. Voyage charter contracts require payment upon completion of each discharge, with subsequent demurrage claims payable on submission of invoices. At December 31, 2015, management has provided a provision for doubtful accounts of $0.1 million relating to outstanding demurrage claims (2014: $0.4 million).